Related party transactions (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Schedule of transactions with key management personnel

For the years ended December 31,	2022	2021
Key Management Remuneration	$3,572,602	$1,148,206
Stock-based compensation	898,640	—
Short term accommodation expense	—	69,521
	$4,471,242	$1,217,727

For the years ended December 31	2021	2020	2019
Key Management Remuneration	1,148,206	259,035	116,481
Director Professional fees	—	121,467	121,970
Short term accommodation expense	69,521	45,482	26,264

	1,217,727	425,984	264,715